Significant accounting policies - Company's assets and liabilities that are measured (Details) - HORIZON SPACE ACQUISITION II CORP - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Significant accounting policies
Investment held in Trust Account	$ 39,390,860	$ 72,924,060	$ 69,344,530
Level 1 [Member]
Significant accounting policies
Investment held in Trust Account	$ 39,390,860	$ 72,924,060	$ 69,344,530